Schedule of Minimum Rental Payments To Be Received (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Total	$ 1,836
Buildings | Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex)
Property, Plant and Equipment [Line Items]
2020	957
2021	973
2022	1,053
2023	1,053
2024 and thereafter	8,121
Total	$ 12,157